Cover	Nov. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-38719
Entity Registrant Name	Medalist Diversified REIT, Inc.
Entity Central Index Key	0001654595
Entity Tax Identification Number	47-5201540
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1051 E. Cary Street Suite 601
Entity Address, Address Line Two	James Center Three
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-4435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MDRR
Security Exchange Name	NASDAQ
8.0% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	8.0% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	MDRRP
Security Exchange Name	NASDAQ